SEGMENT INFORMATION - REVENUE (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenue		$ 1,707,286,000	$ 1,818,180,000	$ 1,921,311,000
ARGENTINA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		98,237,000	134,557,000	142,473,000
CHILE [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		99,881,000	112,679,000	97,196,000
COLOMBIA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		72,609,000	71,219,000	75,373,000
EL SALVADOR [member]
Disclosure Of Operating Segments [Line Items]
Revenue		16,933,000	14,260,000	12,527,000
UNITED STATES [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		43,640,000	42,318,000	48,341,000
GUATEMALA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		11,620,000	16,195,000	16,732,000
MEXICO [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		179,835,000	177,595,000	178,537,000
PERU [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		116,202,000	136,266,000	151,681,000
PUERTO RICO [member]
Disclosure Of Operating Segments [Line Items]
Revenue		12,278,000	9,439,000	10,156,000
URUGUAY [member]
Disclosure Of Operating Segments [Line Items]
Revenue		2,314,000	2,866,000	3,184,000
PANAMA [member]
Disclosure Of Operating Segments [Line Items]
Revenue		3,683,000	4,095,000	4,466,000
SPAIN [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		232,697,000	240,859,000	223,445,000
NICARAGUA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		3,864,000	4,360,000	5,053,000
COSTA RICA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		7,493,000	7,431,000	7,325,000
EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		232,809,000	240,859,000	223,444,000
EMEA [Member] | SPAIN [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		232,697,000	240,859,000	223,445,000
Americas [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		660,114,000	708,744,000	758,041,000
BRAZIL [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		825,286,000	875,903,000	944,806,000
Other and eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	(12,945,000)	(9,084,000)	(4,980,000)
Other and eliminations | EMEA [Member]
Disclosure Of Operating Segments [Line Items]
Revenue		$ 112,000	$ 0	$ (1,000)

[1]	(*) Includes holding company level revenues and consolidation adjustments.